Parent Company Only Condensed Financial Information - Schedule of condensed balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 454,536	$ 64,020	¥ 783,611
Prepayment and other current assets	175,705	24,747	207,777
Total current assets	1,299,951	183,095	1,869,973
Non-current assets:
Total non-current assets	366,244	51,584	406,183
Total assets	1,666,195	234,679	2,276,156
Current liabilities:
Accrued liabilities and other payables	591,770	83,349	564,922
Total current liabilities	3,099,287	436,526	3,178,618
Non-current liabilities:
Other non-current liabilities	16,314	2,298	8,832
Total non-current liabilities	696,011	98,031	574,812
Total liabilities	3,795,298	534,557	3,753,430
Shareholders' deficit:
Additional paid-in capital	4,029,423	567,531	3,993,026
Treasury stock	171,991	24,224	42,330
Accumulated deficit	(5,948,600)	(837,840)	(5,398,420)
Accumulated other comprehensive loss	(100,542)	(14,161)	(92,094)
Statutory reserves	4,876	687	4,649
Total shareholders' deficit	(2,167,064)	(305,225)	(1,541,845)	¥ (808,993)	¥ (1,407,108)
Total liabilities, mezzanine equity and shareholders' deficit	1,666,195	234,679	2,276,156
NetEase Group [Member]
Current assets:
Amounts due from Youdao Group Companies	26,117	3,679	7,888
Current liabilities:
Amounts due to NetEase Group	82,430	11,610	68,809
Non-current liabilities:
Long-term loans from NetEase Group	630,360	88,784	522,345
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	56	8	56
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,516	354	30,418
Prepayment and other current assets	1,687	238	9,180
Total current assets	13,189	1,858	41,505
Non-current assets:
Total non-current assets	2,930,437	412,742	2,930,437
Total assets	2,943,626	414,600	2,971,942
Current liabilities:
Accrued liabilities and other payables	4,601	648	4,382
Total current liabilities	8,370	1,179	6,829
Non-current liabilities:
Deficit in subsidiaries and VIEs	4,491,632	632,633	3,976,660
Other non-current liabilities			1,197
Total non-current liabilities	5,121,992	721,417	4,500,202
Total liabilities	5,130,362	722,596	4,507,031
Shareholders' deficit:
Additional paid-in capital	4,029,423	567,531	3,993,026
Treasury stock	(171,991)	(24,224)	(42,330)
Accumulated deficit	(5,948,582)	(837,840)	(5,398,420)
Accumulated other comprehensive loss	(100,542)	(14,161)	(92,094)
Statutory reserves	4,876	687	4,649
Total shareholders' deficit	(2,186,736)	(307,996)	(1,535,089)
Total liabilities, mezzanine equity and shareholders' deficit	2,943,626	414,600	2,971,942
Parent Company [Member] | Related Party [Member]
Current assets:
Amounts due from Youdao Group Companies	8,986	1,266	1,907
Non-current assets:
Amounts due from Youdao Group Companies	2,930,437	412,742	2,930,437
Parent Company [Member] | NetEase Group [Member]
Current liabilities:
Amounts due to NetEase Group	3,769	531	2,447
Non-current liabilities:
Long-term loans from NetEase Group	630,360	88,784	522,345
Parent Company [Member] | Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Parent Company [Member] | Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56